ALTERMAN INVESTMENT FUND, INC.
                              FINANCIAL STATEMENTS
                      YEARS ENDED APRIL 30, 1998 AND 1997

                         ALTERMAN INVESTMENT FUND, INC.
                       YEARS ENDED APRIL 30, 1998 AND 1997







                               TABLE OF CONTENTS


INDEPENDENT AUDITORS' REPORT...................................................1


FINANCIAL STATEMENTS:

    Statements of Assets and Liabilities.......................................2

    Portfolio of Investments in Securities of Unaffiliated Issuers...........3-9

    Statements of Stockholders' Equity (Net Assets)...........................10

    Statements of Operations..................................................11

    Statements of Changes in Net Assets.......................................12

    Notes to Financial Statements..........................................13-15

    Selected Per Share Data and Ratios........................................16

566938.1

                          INDEPENDENT AUDITORS' REPORT




To the Stockholders and Board of Directors
ALTERMAN INVESTMENT FUND, INC.
Atlanta, Georgia

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments in securities of unaffiliated issuers, and the statements of stockholders' equity (net assets) of ALTERMAN INVESTMENT FUND, INC. as of April 30, 1998 and 1997, and the related statements of operations and changes in net assets for the years then ended, and the selected per share data and ratios for each of the years in the five-year period ended April 30, 1998. These financial statements and per share data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1998 and 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of ALTERMAN INVESTMENT FUND, INC. as of April 30, 1998 and 1997, the results of its operations and the changes in its net assets for the years then ended, and the selected per share data and ratios for each of the years in the five-year period ended April 30, 1998, in conformity with generally accepted accounting principles.

                                                     Birnbrey, Minsk & Minsk LLC

Atlanta, Georgia
June 9, 1998




566938.1

                         ALTERMAN INVESTMENT FUND, INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                             APRIL 30, 1998 AND 1997



                                                         1998           1997
                                                     -----------     -----------
ASSETS:
    Investment Securities at Market Value
     (Cost $21,549,239 and $21,490,783)              $22,094,689     $21,742,103
    Interest Receivable                                  368,853         381,539
    Cash                                                  16,344          16,594
    Prepaid Expenses                                           0           5,506
                                                     -----------     -----------
    Total Assets                                      22,479,886      22,145,742
                                                     -----------     -----------

LIABILITIES:
    Dividends Payable (Note E)                           315,108         236,331
    Advisory and Service Fees Payable                     12,532           5,843
                                                     -----------     -----------
    Total Liabilities                                    327,640         242,174
                                                     -----------     -----------

NET ASSETS (Equivalent to $28.12 and $27.80 Per
  Share, Based on 787,769 Shares of Common Stock
  Outstanding in Both Periods)                       $22,152,246    $ 21,903,568
                                                      ==========      ==========








                             SEE ACCOMPANYING NOTES

566938.1

                         ALTERMAN INVESTMENT FUNDS, INC.
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                             OF UNAFFILIATED ISSUERS
                             APRIL 30, 1998 AND 1997


                                      1998                         1997
                           --------------------------  -------------------------
SECURITY                     PRINCIPAL       MARKET       PRINCIPAL      MARKET
------------------------   -------------   ----------  --------------  ---------
Albany-Dougherty Co.,
GA Inner City Auth.
Dtd. 3/1/97 5.10% 1/1/07   $   200,000     $  204,184  $    200,000    $ 199,234

Athens, GA W/S Rev.
Dtd. 5/1/81 10.0% 7/1/01       140,000        147,001       140,000      167,138

Bartow Co., GA Sch. Dist.
Dtd. 11/1/93 5.20% 5/1/07      250,000        256,635             0            0

Carroll Co., GA City Hosp.
Auth. Dtd. 10/1/86 7.0%
7/1/99                          20,000         20,346        20,000       20,448

Chatham Co., GA Sch. Dist.
Dtd. 11/1/95 5.3% 8/1/09       200,000        206,916       200,000      199,840

Cherokee Co., GA Sch. Dist.
Dtd. 11/1/93 4.3% 2/1/99       150,000        150,581       150,000      149,688

Clarke Co., GA Hosp. Auth.
Dtd. 1/1/93 5.5% 1/1/00        500,000        511,635       500,000      511,025

Clayton Co., GA Hosp. Auth.
Dtd. 8/1/91 6.80% 8/1/04       505,000        549,758       505,000      546,521

Clayton Co., GA W/S Auth.
Dtd. 4/1/72 6.1% 5/1/01        175,000        181,902       175,000      181,216

Clayton Co., GA W/S Auth.
Dtd. 4/1/72 6.1% 5/1/00        310,000        320,137       310,000      321,234

Cobb Co., GA Hosp. Auth.
Dtd. 7/1/92 5.5% 4/1/04        500,000        524,910       500,000      511,225

Cobb Co., GA W/S Rev.
Dtd. 3/1/93 4.6% 7/1/00        200,000        202,210       200,000      200,256

Cobb Co., GA Sch. Dist.
Dtd. 7/1/95 5.0% 2/1/03        300,000        309,051       300,000      301,464

Cobb Co., GA Sch. Dist.
12/1/89 6.7% 2/1/02            200,000        208,146       200,000      211,332

College Park, GA Bus. & Ind.
Dtd. 9/1/85 8.8% 9/1/1997            0              0       200,000      203,244

Columbia Co., GA Sch. Dist.
Dtd. 1/1/94 4.5% 4/1/02        385,000        387,599       385,000      378,159



                                   (Continued)

                         ALTERMAN INVESTMENT FUNDS, INC.
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                       OF UNAFFILIATED ISSUERS (CONTINUED)
                             APRIL 30, 1998 AND 1997


                                      1998                         1997
                           --------------------------  -------------------------
SECURITY                     PRINCIPAL       MARKET       PRINCIPAL      MARKET
------------------------   -------------   ----------  --------------  ---------
Columbus, GA W/S Rev.
Dtd. 6/1/80 8.0% 5/1/00        300,000      322,356         300,000      327,690

Columbus, GA W/S
Dtd. 6/1/88 7.0% 5/1/98        100,000      100,008         100,000      102,761

Columbus, GA W/S
Dtd. 11/1/85 7.8% 5/1/97             0            0         390,000      390,043

Columbus, GA W/S
Dtd.  5/1/92 6.3% 5/1/07       505,000      549,576         505,000      539,906

Columbus, GA Hosp. Auth.
Dtd. 6/1/93 5.2% 6/1/04        320,000      330,422         320,000      319,984

Coweta Co., GA Bd. of Ed.
Dtd. 9/1/92 5.25% 8/1/99       200,000      203,356         200,000      203,122

Coweta Co., GA Sch. Dist.
Dtd. 1/1/93 5.1% 2/1/00        300,000      305,526         300,000      303,969

DeKalb Co., GA
Dtd. 6/1/90 7.15% 1/1/07       310,000      331,347         310,000      335,191

DeKalb Co., GA
Dtd. 11/1/95 5.0% 11/1/06      755,000      779,273         755,000      751,051

DeKalb Co., GA Sch. Dist.
Dtd. 2/1/93 5.6% 7/1/09        300,000      316,437         300,000      306,159

DeKalb co., GA Sch. Dist.
Dtd. 2/1/93 4.5% 7/1/99        400,000      403,200         400,000      400,796

DeKalb Co., GA G.O.
Dtd. 6/1/93 5.3% 1/1/01        395,000      406,645         395,000      403,678

DeKalb Co., Ga G.O.
Dtd. 11/1/91 5.8% 1/1/02       150,000      157,907         150,000      156,260

Douglas Co., GA Sch. Dist.
Dtd. 5/1/95 5.25% 1/1/05       195,000      202,991         195,000      197,564

Fayette Co., GA Wtr. Rev.
Dtd. 1/1/97 5.0% 10/1/08       255,000      261,658         255,000      250,423

Federated Georgia Municipal
Cash Trust                     545,769      545,769               0            0

Floyd Co., GA Hosp. Auth.
Dtd. 12/1/93 5.1% 7/1/06       475,000      486,419         475,000      470,511



                                   (Continued)

                         ALTERMAN INVESTMENT FUNDS, INC.
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                       OF UNAFFILIATED ISSUERS (CONTINUED)
                             APRIL 30, 1998 AND 1997


                                      1998                         1997
                           --------------------------  -------------------------
SECURITY                     PRINCIPAL       MARKET       PRINCIPAL      MARKET
------------------------   -------------   ----------  --------------  ---------
Forsyth Co., GA Sch. Dist.
Dtd. 11/1/95 5.25% 7/1/09      200,000        207,652       200,000      199,628

Fulton Co., GA Bldg. Auth.
Rev. Dtd. 10/1/91 5.6%
1/1/99                         100,000        202,426       200,000      203,902

Fulton Co., GA Hosp. Auth.
Dtd. 1/1/84 10.0% 6/1/99        15,000         15,076        30,000       31,461

Fulton Co., GA Hosp. Auth.
Dtd. 1/1/94 4.6% 10/1/02       250,000        252,330       250,000      245,573

Georgia St. G.O.
Dtd. 11/1/90 6.8% 11/1/04      200,000        216,166       200,000      216,954

Georgia St. G.O.
Dtd. 7/1/93 4.4% 7/1/01        270,000        272,052       270,000      267,030

Griffin - Spalding Co., GA
Sch. Dist.
Dtd. 12/1/96 5.05 2/1/07       250,000        254,203       250,000      248,080

Gwinnett Co., GA Sch. Dist.
Dtd. 4/1/92 5.75% 2/1/99       320,000        324,730       320,000      326,670

Gwinnett Co., GA W/S Rev.
Dtd. 6/1/93 5.05% 8/1/04       225,000        233,278       225,000      226,339

Gwinnett Co., GA Rec. Auth.
Dtd. 12/1/92 5.1% 2/1/00       200,000        203,684       200,000      202,646

Hall Co. GA Sch. Dist.
Dtd 5/1/92 6.0% 12/1/03        150,000        161,612       150,000      158,237

Henry Co., GA Sch. Dist.
Dtd. 5/1/94 5.5% 8/1/02        750,000        783,938       750,000      772,658

Houston Co., GA Hosp. Auth.
Dtd. 4/1/88 7.2% 3/1/98              0              0       200,000      205,332

Houston Co., GA Sch. Dist.
Dtd. 11/1/96 5.05% 3/1/08      250,000        253,943       250,000      245,485

LaGrange, GA W/S
Dtd. 9/1/90 6.9% 1/1/01        400,000        425,596       400,000      429,288

Macon, GA W/S Rev.
Dtd. 3/1/72 5.7% 6/1/97              0              0       280,000      280,459



                                   (Continued)

                         ALTERMAN INVESTMENT FUNDS, INC.
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                       OF UNAFFILIATED ISSUERS (CONTINUED)
                             APRIL 30, 1998 AND 1997


                                      1998                         1997
                           --------------------------  -------------------------
SECURITY                     PRINCIPAL       MARKET       PRINCIPAL      MARKET
------------------------   -------------   ----------  --------------  ---------



Macon, GA W/S Rev.
Dtd. 2/1/94 4.5% 10/1/02       250,000        251,333     250,000        244,700

Marietta, GA G.O. Sch. Bds.
Dtd. 1/1/81 9.3% 1/1/01        300,000        337,368     300,000        344,751

Marietta, GA G.O.
Dtd. 3/1/93 5.0% 1/1/00        275,000        279,158     275,000        277,648

Marietta, GA G.O.
Dtd. 3/1/93 5.0% 1/1/01        235,000        239,446     235,000        237,096

Metro. Atlanta Rapid Trans.
Auth., GA Dtd. 1/1/89
7.2% 7/1/03                    250,000        256,293     250,000        263,125

Metro. Atlanta Rapid Trans.
Auth., GA Dtd. 1/1/89 7.3%
7/1/05                         640,000        656,205     640,000        673,485

Metro. Atlanta Rapid Trans.
Auth., GA Dtd. 5/1/92 5.6%
7/1/00                         180,000        185,764     180,000        185,058

Muscogee Co., GA Sch. Dist.
Dtd. 8/1/93 4.25% 11/1/99      300,000        301,719     300,000        298,593

Newton Co., GA Sch. Dist.
Dtd. 8/1/86 6.1% 2/1/01              0              0     200,000        202,012

Paulding Co., GA
Dtd. 6/1/93 5.55% 8/1/09       300,000        310,402     300,000        301,644

Private Colleges & Univ.
(Emory), GA Dtd. 1/1/92
5.75% 10/1/02                  200,000        211,634     200,000        208,190

Richmond Co., GA Sch. Dist.
Dtd. 1/1/97 5.55% 11/1/10      320,000        320,963     320,000        319,397

Richmond Co., GA W/S
Dtd. 12/1/96 4.9% 10/1/08      250,000        253,905     250,000        241,048

Rockdale Co., GA Sch. Dist.
Dtd. 6/1/93 4.75% 1/1/01       225,000        227,912     225,000        225,135

Rockdale Co., GA Sch. Dist.
Dtd. 12/1/94 6.0% 1/1/04       250,000        268,953     250,000        263,575


                                   (Continued)

                         ALTERMAN INVESTMENT FUNDS, INC.
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                       OF UNAFFILIATED ISSUERS (CONTINUED)
                             APRIL 30, 1998 AND 1997


                                      1998                         1997
                           -------------------------    ------------------------
SECURITY                     PRINCIPAL       MARKET       PRINCIPAL      MARKET
------------------------   ------------- -----------    -----------  -----------
Rockdale Co., GA W/S Rev.
Dtd. 11/1/96 4.7% 7/1/06       250,000       252,010        250,000      240,780

Savannah, GA Dwn. Twn.
Auth. Dtd. 9/1/95 4.8%
8/1/06                         760,000       769,234        760,000      737,078

Savannah, GA Dwn. Twn. Auth.
Dtd. 11/1/90 6.625% 8/1/03     200,000       205,210        200,000      209,412

Savannah, GA Econ. Dev. Auth.
Dtd. 8/1/95 5.2% 9/1/04        500,000       518,240        500,000      502,690

Savannah, GA Econ. Dev.
Auth. Dtd. 5/1/95 5.85%
1/1/09                         515,000       547,275        515,000      531,696

Savannah, GA W/S
Dtd. 10/1/97 4.65% 12/1/08     500,000       497,500              0            0

So. Fulton, GA Jail Auth.
Dtd. 5/1/97 5.55% 12/1/10      225,000       239,112              0            0

Tift Co., GA Dev. Auth.
Dtd. 2/1/94 5.25% 2/1/08       300,000       308,631        300,000      297,786

Troup Co., GA Sch. Dist.
Dtd. 6/1/94 5.125% 7/1/03      500,000       517,035        500,000      504,835

Wachovia Tax-Free
Reserve Accounts                     0             0        160,261      160,261

Warner Robins, GA W/S
Auth. Dtd. 3/1/92 5.6%
7/1/99                         440,000        448,800       440,000      450,234
                           -------------  -----------   -----------  -----------

TOTALS (NOTE F)            $21,385,769    $22,094,689   $21,310,261  $21,742,103
                           =============  ===========   ===========  ===========











                             SEE ACCOMPANYING NOTES

                         ALTERMAN INVESTMENT FUND, INC.
                 STATEMENTS OF STOCKHOLDERS' EQUITY (NET ASSETS)
                       YEARS ENDED APRIL 30, 1998 AND 1997



                                                     1998              1997
                                                --------------     -------------
Common Stock - $2.50 Par Value;
   800,000 Shares Authorized;
   787,769 Shares Issued and Outstanding        $  1,969,423        $  1,969,423

Additional Paid-in Capital                           389,555             389,555

Net Assets Transferred at 1980 Reorganization     17,957,417          17,957,417

Undistributed Net Investment Income
   (Net of Cumulative Dividends Paid Since
   1980 Reorganization of $24,992,364 and
   $23,928,876 at April 30, 1998 and 1997,
   Respectively)                                     611,442             688,313

Realized Gain on Investments (Net of Cumulative
   Capital Gain Distributions Paid Since 1980
   Reorganization of $688,440 at April 30, 1998
   and 1977)                                         678,959             647,540

Unrealized Appreciation of Investments               545,450             251,320
                                                --------------      ------------


NET ASSETS                                      $ 22,152,246        $ 21,903,568
                                                ==============      ============













                             SEE ACCOMPANYING NOTES

                         ALTERMAN INVESTMENT FUND, INC.
                            STATEMENTS OF OPERATIONS
                       YEARS ENDED APRIL 30, 1998 AND 1997

                                                          1998          1997
                                                       -----------   -----------

INVESTMENT INCOME - INTEREST                           $ 1,139,926   $ 1,173,989
                                                       -----------   -----------

EXPENSES:
  Legal, Accounting and Auditing Fees (Note D)              47,118        40,203
  Investment Advisory Fees (Note C)                         24,924        24,520
  Custodial Fees (Note C)                                    7,538         6,343
  Transfer Agent Fees                                        6,529         6,973
  Directors' Fees (Note D)                                  10,850        12,400
  Taxes and Licenses                                         8,755         9,186
  Office Rent and Expenses                                  30,446        23,722
  Other                                                     17,149        18,096
                                                      ------------  ------------

  Total Expenses                                           153,309       141,443
                                                      ------------  ------------

NET INVESTMENT INCOME                                      986,617     1,032,546
                                                       -----------   -----------

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
   Realized Gain from Security Transactions:
     Proceeds from Sale and Maturity of Securities       1,287,270     3,229,483
     Cost of Securities Sold and Matured                 1,255,861     3,188,235
                                                       -----------   -----------

   Net Realized Gain                                        31,419        41,248
                                                       -----------   -----------

   Unrealized Appreciation (Depreciation) of Investments:
     Beginning of Period                                   251,320       503,279
     End of Period                                         545,450       251,320
                                                       -----------   -----------

   Net Unrealized Appreciation (Depreciation)              294,130     (251,959)
                                                       -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                           325,549     (210,711)
                                                       -----------   -----------

NET INCOME - NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                           $  1,312,166  $    821,835
                                                       ===========   ===========

NET INCOME PER SHARE (Based on 787,769
Shares Outstanding During Both Periods)               $       1.67  $       1.04
                                                       ============  ===========

                             SEE ACCOMPANYING NOTES

                         ALTERMAN INVESTMENT FUND, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS
                       YEARS ENDED APRIL 30, 1998 AND 1997

                                                         1998           1997
                                                     ------------   ------------
DECREASE IN NET ASSETS:
  From Operations:
     Net Investment Income                         $   986,617     $  1,032,546
     Net Realized Gain on Invesments                    31,419           41,248
     Change in Unrealized Appreciation
     of Investments                                    294,130        (251,959)
                                                     ------------   ------------

  Net Increase in Net Assets Resulting from
  Operations                                         1,312,166          821,835

  Distributions to Stockholders from:
     Net Investment Income ($1.35 per share
     in 1998 and 1997)                              (1,063,488)      (1,063,488)
                                                    -------------   ------------

  Total Increase (Decrease) in Net Asset               248,678         (241,653)

NET ASSETS - BEGINNING OF YEAR                     $21,903,568       22,145,221
                                                    -------------    -----------

NET ASSETS - END OF YEAR                           $22,152,246    $  21,903,568
                                                    =============  =============






















                             SEE ACCOMPANYING NOTES

                         ALTERMAN INVESTMENT FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                             APRIL 30, 1998 AND 1997





NOTE A - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      ALTERMAN INVESTMENT FUND, INC. (the "Company") is registered under the Investment Company Act of 1940, as amended, as a closed-end regulated investment company. The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements:

      INCOME TAXES

      It is the Company's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution of at least 90% of its net investment income, if any, to its stockholders. The Company also distributes all of its taxable net capital gains, if any, to its stockholders. Therefore, no federal income or excise tax provisions have been made.

      SECURITIES AND SECURITY TRANSACTIONS

      Investment securities are valued at the mean between the last reported bid and asked prices. As is common in the industry, security transactions are accounted for as of the trade date. Cost of securities sold is determined by the identified (specific asset) method. Interest income is recorded when earned.

      USE OF ESTIMATES

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      NOTE B - PURCHASES AND SALES OF SECURITIES

      Purchases and sales of securities (including maturities but excluding transactions in the short-term tax-free money market funds) aggregated $976,759 and $1,287,270, respectively, for the year ended April 30, 1998 and $3,542,805 and $3,229,483, respectively, for the year ended April 30, 1997.

                         ALTERMAN INVESTMENT FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                             APRIL 30, 1998 AND 1997



NOTE C - INVESTMENT ADVISORY AND CUSTODIAL FEES

      Under an Investment Advisor's Agreement with SunTrust Bank, the Company receives investment advice for the investment of its funds in tax-exempt securities. For this service, the bank is paid an annual fee equal to .1125% of the market value of the Company's portfolio securities, payable quarterly. Such fees totaled $24,924 and $24,520 for the years ended April 30, 1998 and 1997, respectively.

      Under a Custodian Agreement with Wachovia Bank of Georgia (Wachovia), Wachovia administers the cash and investment securities of the Company. For this service, Wachovia is paid an annual fee pursuant to the terms of its Custodian-Depository Agreement with the Company. Such fees totaled $7,538 and $6,343 for the years ended April 30, 1998 and 1997, respectively.


NOTE D - OFFICER COMPENSATION AND DIRECTORS' FEES

      Only one officer of the Company receives compensation. His compensation, primarily for accounting services, was $17,944 and $17,472 for the years ended April 30, 1998 and 1997, respectively. The two outside directors, who are not officers of the Company, received compensation as outside directors totaling $10,850 and $12,400 for the years ended April 30, 1998 and 1997, respectively. They are the only directors receiving remuneration from the Company. During the year ended April 30, 1998, an outside director died, creating a temporary vacancy until that position was filled by a new outside director.


NOTE E - DIVIDENDS

      Because the Company is a regulated investment company, the Internal Revenue Code allows it to pass through to its stockholders the tax-free character of its state and municipal interest income if it distributes at least 90% of its net tax-exempt interest income annually. On March 18, 1998, the Board of Directors declared a regular quarterly dividend of $.40 per share, aggregating $315,108, payable May 1, 1998 to stockholders of record on April 15, 1998, in order to meet the 90% pay-out requirement for the fiscal year ended April 30, 1998. Of this amount, $.073876 per share, aggregating $58,197, is taxed as ordinary income to the stockholders. On February 25, 1997, the Board of Directors declared a regular quarterly dividend of $.30 per share, aggregating $236,331, payable May 1, 1997 to stockholders of record on April 15, 1997, in order to meet the 90% pay-out requirement for the fiscal year ended April 30, 1997.

                         ALTERMAN INVESTMENT FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                             APRIL 30, 1998 AND 1997




NOTE E - DIVIDENDS (CONTINUED)

      On May 1, 1998, the Board of Directors declared a regular quarterly dividend of $.35 per share, aggregating $275,719, payable on August 3, 1998, to stockholders of record on July 15, 1998. No liability is recorded at April 30, 1998 since this dividend was declared subsequent to year-end.


NOTE F- FEDERAL INCOME TAX COST, APPRECIATION AND DEPRECIATION
                  OF INVESTMENT SECURITIES

      At April 30, 1998 and 1997, the aggregate cost of investment securities for federal income tax purposes was $21,659,918 and $21,658,308, respectively. At those dates, net unrealized appreciation for federal income tax purposes was $434,771 and $83,795, respectively, of which $482,795 and $337,879, respectively, related to appreciated investment securities and $48,024 and $254,084, respectively, related to depreciated investment securities.


NOTE G - FEDERAL INCOME TAX MATTERS

      For federal income tax purposes, the Company realized net capital losses of $15,567 during the year ended April 30, 1998. This amount excludes $9,858 of net capital losses incurred between November 1, 1997 and April 30, 1998 and deferred to the fiscal year ended April 30, 1999.

      For federal income tax purposes, the Company realized net capital losses of $35,751 during the year ended April 30, 1997. This amount includes $11,679 of net capital losses incurred between November 1, 1995 and April 30, 1996 and deferred to the fiscal year ended April 30, 1997.

                         ALTERMAN INVESTMENT FUND, INC.
                       SELECTED PER SHARE DATA AND RATIOS
                     YEARS ENDED APRIL 30, 1998, 1997, 1996,
                                  1995 AND 1994

Selected Data for Each Share of Capital Stock Outstanding Throughout the Years:

                                             1998   1997   1996   1995    1994
                                             ----   ----   ----   ----    ----
Investment Income                             1.45   1.49   1.59   1.68    1.77
Expenses                                      0.19   0.18   0.18   0.17    0.18
                                              ----   ----   ----   ----    ----
Net Investment Income                         1.26   1.31   1.41   1.51    1.59
Dividends to Stockholders from Net
     Investment Income                       (1.35) (1.35) (1.50) (1.60)  (1.95)
Capital Gain Distribution                     0.00   0.00   0.00  (0.11)   0.00
Net Realized and Unrealized
     Gain (Loss)                              0.41  (0.27)  0.06  (0.27)  (0.85)
                                             ------ ------ -----  ------  ------
Net Increase (Decrease) in Net
     Asset Value                              0.32  (0.31) (0.03) (0.47)  (1.21)
Net Asset Value:
     Beginning of Period                     27.80  28.11  28.11  28.61   29.82
                                             -----  ------ -----  -----   -----
     End of Period                          $28.12 $27.80 $28.11 $28.14  $28.61
                                             =====  =====  =====  =====   =====
Other Selected Data:
Ratio of Expenses to Average
     Net Assets                               0.69%  0.64%  0.64%  0.62%   0.60%
Ratio of Net Investment Income
     to Average Net Assets                    4.43%  4.69%  5.02%  5.39%   5.43%
Portfolio Turnover                               4%    15%    25%     8%     17%

787,769 shares were oustanding thorughout each of the above years.









                        SEE INDEPENDENT AUDITOR'S REPORT